Prepayment and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2025	June 30, 2026
	RMB	RMB
Procurement advance	165,270	168,240
Nonemployee share-based payments	-	268,668
Others	109	11
Less: provisions for prepayment and other current assets	-	(165,270)
Total prepayment and other current assets, net	165,379	271,649

Schedule of Prepayments Owed to the Company’s Major Suppliers

Details of prepayments owed to the Company’s major suppliers are summarized in the table below.

No.	Counterparty	Nature of Goods/Services	Total Contract Value	Prepaid Amount
			RMB	RMB
1	Beijing Fanyi Trading Co., Ltd. (“Beijing Fanyi”)	Live-streaming equipment and platform technical support	35,761	28,609
2	Hangzhou Guihang Trading Co., Ltd.(“Hangzhou Guihang”)	Computing power equipment	170,541	136,661
3	Tianjin Xiyue Technology Development Co., Ltd.	Automotive electronics	2,869	2,869
Total			209,171	168,139